Cover	Dec. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 15, 2021, Assertio Holdings, Inc. (the "Company") filed a Current Report on Form 8-K (the "Original Report") with the Securities and Exchange Commission to report the Company's consummation of the transaction (the "Transaction") contemplated by the Asset Purchase Agreement dated December 15, 2021 by and among the Company, Otter Pharmaceuticals, LLC and Antares Pharma, Inc. ("Antares").
Document Period End Date	Dec. 15, 2021
Entity File Number	001-39294
Entity Registrant Name	ASSERTIO HOLDINGS, INC.
Entity Central Index Key	0001808665
Entity Tax Identification Number	85-0598378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 South Sanders Rd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	224
Local Phone Number	419-7106
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ASRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false